PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	$ 990
Balance, end of period	972	$ 990
Depreciation expenses	229	294
Computer equipment [member]
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	296
Balance, end of period	242	296
Leasehold improvements [member]
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	296
Balance, end of period	265	296
Furniture
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	348
Balance, end of period	415	348
Ifrs Machinery and Equipment [Member]
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	50
Balance, end of period	50	50
Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	1,981	1,688
Additions	211	293
Balance, end of period	2,192	1,981
Cost | Computer equipment [member]
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	866	740
Additions	90	126
Balance, end of period	956	866
Cost | Leasehold improvements [member]
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	467	380
Additions	10	87
Balance, end of period	477	467
Cost | Furniture
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	470	390
Additions	111	80
Balance, end of period	581	470
Cost | Ifrs Machinery and Equipment [Member]
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	178	178
Additions	0
Balance, end of period	178	178
Depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(991)	(697)
Additions	(229)	(294)
Balance, end of period	(1,220)	(991)
Depreciation | Computer equipment [member]
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(570)	(446)
Additions	(144)	(124)
Balance, end of period	(714)	(570)
Depreciation | Leasehold improvements [member]
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(171)	(97)
Additions	(41)	(74)
Balance, end of period	(212)	(171)
Depreciation | Furniture
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(122)	(90)
Additions	(44)	(32)
Balance, end of period	(166)	(122)
Depreciation | Ifrs Machinery and Equipment [Member]
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(128)	(64)
Additions	0	(64)
Balance, end of period	$ (128)	$ (128)